Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses		$ 16,563	¥ 107,766
Cost of revenues
Share-based compensation expenses
Share-based compensation expenses		653	4,246
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses		2,738	17,817
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses		4,934	32,104
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		$ 8,238	¥ 53,599
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)		25.00%	25.00%
Options granted expiration period (in years)		10 years	10 years
Aggregate intrinsic value and Weighted average remaining contractual years
Total share-based compensation expense recognized | ¥			¥ 32,149
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Service condition for options granted		4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Service condition for options granted		7 years	7 years
Predecessor
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 4,817		¥ 13,216
Predecessor | General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses | ¥					¥ 4,817		¥ 13,216
Predecessor | 2012 Share Plan of RONG 360
Number of shares
Outstanding at the beginning of the period (in shares) | shares	15,857,198	15,857,198	15,857,198		14,084,659		10,770,155
Granted during the year (in shares) | shares	5,370,319				3,130,891		4,663,004
Forfeited during the year (in shares) | shares	(747,031)				(1,358,352)		(1,348,500)
Outstanding at the end of the period (in shares) | shares	20,480,486				15,857,198		14,084,659	10,770,155
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.24	$ 0.24		$ 0.13		$ 0.05
Granted during the year (in dollars per share) | $ / shares	0.52			0.75		0.30
Forfeited during the year (in dollars per share) | $ / shares	0.41			0.27		0.12
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.31			$ 0.24		$ 0.13		$ 0.05
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $	$ 103,295			$ 36,826		$ 16,380		$ 6,981
Weighted average remaining contractual years	7 years 4 months 6 days				7 years 6 months		8 years 1 month 10 days	8 years 6 months 26 days
Total share-based compensation expense recognized | ¥					¥ 0		¥ 0